Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Loss Per Share [Abstract]
Loss attributable to Company's owners	$ (226)	$ (2,308)	$ (2,510)	$ (3,912)
The weighted average of the number of issued ordinary shares (in thousands of shares)	122,350	22,781	112,141	21,552
Basic loss per share (dollar)	$ 0.00	$ (0.10)	$ (0.02)	$ (0.18)